COMMITMENTS AND CONTINGENCIES - Lease Liability (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,963	$ 1,815
2022	1,966	1,787
2023	1,537	1,845
2024	404	1,418
2025		404
Thereafter		0
Total	$ 7,432	$ 7,269